EQUITY-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of RSU and RSA activity	A summary of the RSU and RSA activity for 2025 is as follows:

(Restricted stock units and awards in millions)	Number of restricted stock units and awards	Weighted-average fair value per unit and award
Non-vested at January 1	0.7	$202.76
Granted	0.3	305.76
Vested	(0.4)	210.02
Forfeited	—	275.66
Non-vested at December 31	0.6	$244.44

Schedule of Information Related to RSUs and RSAs
Information related to RSUs and RSAs is as follows:

(In millions)	2025	2024	2023
Pre-tax expense for RSUs and RSAs	$84	$74	$65
After-tax expense for RSUs and RSAs	65	58	51
Fair value of vested RSUs and RSAs	107	126	84

Schedule of Assumptions Used in Determining Fair Value of PSUs	A summary of the assumptions used in determining fair value of these PSUs is as follows:

	2025	2024	2023
Expected volatility	29%	26%	27%
Risk-free interest rate	3.96%	4.36%	4.35%
Weighted-average fair value of PSUs granted	$296.52	$362.38	$203.18

Schedule of PSU Activity
A summary of these PSUs that vested is as follows:

(Performance share units in millions)	2025	2024	2023
Percent payout	138%	163%	187%
Shares vested	0.2	0.2	0.3
A summary of the 2025 activity for these PSUs is as follows:

(Performance share units in millions)	Number of performance share units	Weighted-average fair value per unit
Non-vested at January 1	0.2	$248.21
Granted[1]	0.1	296.52
Adjusted for performance results achieved[2]	—	203.18
Vested	(0.2)	203.18
Forfeited	(0.1)	303.41
Non-vested at December 31	0.1	$332.05
[1] Performance shares granted assuming the Company will perform at target relative to peers.
[2] Adjustments for the number of shares vested under the 2023 awards at the end of the three-year performance period ended December 31, 2025, being higher than the target number of shares.

Schedule of Information Related to PSUs	Information related to PSUs is as follows:

(In millions)	2025	2024	2023
Pre-tax expense for PSUs	$22	$23	$22
After-tax expense for PSUs	18	18	17

Schedule of Assumptions Used in Determining Fair Value of Stock Options	A summary of the assumptions used in determining the fair value of stock options is as follows:

	2025	2024	2023
Expected volatility	30%	29%	27%
Expected option life in years	6.2	6.3	6.3
Expected dividend yield	1.5%	1.5%	2.0%
Risk-free interest rate	4.3%	4.0 to 4.5%	4.1 to 4.3%
Weighted-average fair value of stock options granted	$102.50	$93.42	$48.79

Schedule of Stock Option Activity
A summary of stock option activity is as follows:

(Options and aggregate intrinsic value in millions)	Weighted-average exercise price per option	Options	Weighted-average remaining contractual life in years	Aggregate intrinsic value
Outstanding at January 1, 2025	$130.25	1.6
Granted	297.35	0.1
Exercised	104.73	(0.4)
Forfeited and canceled	252.95	—
Outstanding at December 31, 2025	$152.22	1.3	5.2	$214

Exercisable at December 31, 2025	$119.93	1.0	4.3	$199
Reserved for future grants at December 31, 2025		17.1

Schedule of Information Related to Stock Options
Information related to stock options is as follows:

(In millions)	2025	2024	2023
Pre-tax expense for stock options	$20	$11	$10
After-tax expense for stock options	16	9	8
Proceeds from stock options exercised	39	69	78
Income tax benefit related to stock options exercised
Tax benefit classified in operating activities in the Consolidated Statements of Cash Flows	17	30	22
Intrinsic value of stock options exercised	88	165	116
Total fair value of stock options vested	$11	$11	$10

Stock options exercised	0.4	0.8	1.0